Subordinated loans (Tables)	6 Months Ended
Jun. 30, 2019
Subordinated loans [abstract]
Schedule of Subordinated Loans by Group Companies
9 Subordinated loans

Subordinated loans by group companies
	30June2019	31December2018
ING Groep N.V.	10,651	10,355
ING Group companies	3,554	3,370
	14,205	13,724

Schedule of Changes in Subordinated Loans
Changes in subordinated loans
	30June2019	31December2018
Opening balance as at 1 January	13,724	15,968
Effect of changes in accounting policy		241
New issuances	1,089	1,859
Repayments	–933	–4,646
Exchange rate differences and other	324	302
Closing balance	14,205	13,724